LONG-TERM DEBT AND OTHER BORROWINGS, NET - Summary of Future Principal Repayments on long-term Debt (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 5,345
2024	300,063
2025	0
2026	0
2027	0
Thereafter	120,000
Total	$ 425,408